INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

9      INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(a)      Investments in joint ventures

Movements in investments in joint ventures are as follows:

	2020	2019
As of January 1	3,385,582	3,393,349
Capital injections	4,333	50,000
Disposal	—	(114,604)
Share of profits for the year	180,502	270,115
Share of changes in reserves	1,491	8,746
Dividends declared	(197,355)	(222,024)
Impairment	—	—
As of December 31	3,374,553	3,385,582

As of December 31, 2020, all joint ventures of the Group were unlisted.

As of December 2020, particulars of the Group’s material joint venture is as follows:

Effective equity
	Place of	Registered		interest held
	establishment	and paid-in	Principal	Ownership	Voting	Profit
Name	and operation	capital	activities	interest	power	sharing
Guangxi Huayin Aluminum Co., Ltd. *(“Guangxi Huayin”) (廣西華銀鋁業有限公司)	PRC/ Mainland China	2,441,987	Manufacturing	33%	33%	33%

*     Guangxi Huayin, which is considered a material joint venture of the Group, is accounted for using the equity method.

The English names represent the best effort by management of the Group in translating the Chinese names of the companies as they do not have official English names.

The following table illustrates the summarised financial information in respect of Guangxi Huayin:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	247,680	261,447
Other current assets	970,096	1,222,290
Current assets	1,217,776	1,483,737

Non-current assets	5,361,592	5,249,101

Financial liabilities	750,000	1,106,593
Other current liabilities	772,700	960,077
Current liabilities	1,522,700	2,066,670

Non-current liabilities	580,419	414,299

Net assets	4,476,249	4,251,869

Reconciliation to the Group’s interest in the joint venture:
Proportion of the Group’s ownership	33.00%	33.00%
Group’s share of net assets of the joint venture	1,477,162	1,403,117

Carrying amount of the investment	1,477,162	1,403,117

	For the year ended December 31
	2018	2019	2020
Revenue	5,173,801	5,226,893	4,631,737
Gross profit	979,991	1,303,254	800,965
Interest income	6,365	9,781	7,388
Depreciation and amortization	509,556	525,109	531,512
Interest expenses	77,438	63,351	51,855
Profit before income tax	504,875	621,315	195,189
Income tax	78,827	79,300	21,152

Other comprehensive income	—	—	—

Total comprehensive income for the year	426,048	542,015	174,037

Dividend received	132,000	198,000	99,000

The following table illustrates the aggregate financial information of the Group’s  joint ventures that are not individually material:

	2020	2019
Share of the joint ventures’ profits for the year	121,120	91,250

Share of the joint ventures’ total comprehensive income	121,120	91,250

Aggregate carrying amount of the Group’s investments in joint ventures	1,897,391	1,870,538

There were no material contingent liabilities relating to the Group’s interests in the joint ventures and the joint ventures themselves.

(b)      Investments in associates

Movements in investments in associates are as follows:

	December 31, 2020	December 31, 2019
As of January 1	9,512,401	6,363,462
Investment to Yunnan Aluminum	—	1,491,736
Investment to Heqing Yixin Aluminum Industry Co.,Ltd. (鶴慶溢鑫鋁業有限公司) (“Yixin Aluminum”)	—	941,160
Capital injections, other than to Yunnan Aluminum and Yixin Aluminum	—	729,368
Subsidiaries changed into associates	7,473	16,283
Capital reduction	(14,850)	(20,250)
Share of profits for the year	145,737	48,767
Dividends declared	(480,397)	(50,314)
Share of changes in reserves	3,046	(7,811)

As of December 31	9,173,410	9,512,401

As of December 31, 2020, except for Yunnan Aluminum, all associates of the Group were unlisted.

As of December 31, 2020, no associate was individually material to the Group except for Yunnan Aluminum.

As of December 31, 2020, particulars of the Group’s material associate is as follows:

	Place of			Effective equity interest held
	establishment and	Registered and	Principal	Ownership	Voting	Profit
Name	operation	paid-in capital	activities	interest	power	sharing
Yunnan Aluminum	PRC/Mainland China	3,128,207	Manufacturing	10.04%	10.04%	10.04%

Yunnan  Aluminum, which is considered a material associate of the Group, is accounted for using the equity method.

The English names represent the best effort by management of the Group in translating the Chinese names of the companies as they do not have official English names.

The  following  table  illustrates  the  summarised  financial  information  in  respect  of Yunnan  Aluminum:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	1,186,778	4,052,271
Other current assets	4,848,942	5,081,477

Current assets	6,035,720	9,133,748
Non-current assets	39,960,249	35,706,818

Financial liabilities	5,632,439	8,502,318
Other current liabilities	11,728,170	12,012,348

Current liabilities	17,360,609	20,514,666
Non-current liabilities	10,658,126	7,254,037

Net assets	17,977,234	17,071,863

Non-controlling interests	2,504,346	2,213,934

Reconciliation to the Group’s interest in the associate:
Proportion of the Group’s ownership	10.04%	10.04%
Group’s share of net assets of the associate	1,553,478	1,491,736

Carrying amount of the investment	1,553,478	1,491,736

	For the year ended December 31
	2019	2020
Revenue	24,283,623	29,567,864
Gross profit	3,241,005	4,084,535
Interest income	46,865	35,345
Depreciation and amortization	1,381,066	1,571,308
Interest expenses	945,786	649,600
Profit before income tax	596,546	1,032,497
Income tax	51,340	122,384

Other comprehensive income	28,183	(36,602)

Total comprehensive income for the year	573,389	873,511

Dividend received	—	—

The  following  table  illustrates  the  aggregate  financial  information  of  the  Group’s associates that are not individually material:

	December 31, 2020	December 31, 2019
		(Restated)
Share of the associates’ profits	83,518	48,767
Share of the associates’ total comprehensive income	83,518	48,767

Aggregate carrying amount of the Group’s investments in the associates	7,619,932	8,020,665

There were no material contingent liabilities relating to the Group’s interests in the associates  and  the  associates  themselves.

As of December 31, 2020, the Group had pledged investments in associates amounting to RMB396 million (December 31, 2019: RMB539 million) as set out in Note 24 to the financial statements.